Promissory Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Schedule of Debt [Table Text Block]
	March 31,	September 30,
	2015	2014
Promissory note dated December 31, 2012 with a principal balance of CDN$100,000 bearing interest at 12% per annum, due on September 30, 2014	$-	$89,618

Promissory note dated January 9, 2013 with a principal balance of CDN$86,677, bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	68,553	77,679

Promissory note dated January 9, 2013 with a principal balance of CDN$27,639, bearing interest at 12% annum, secured by all the present and future assets of the Company; due on demand	21,859	24,768
	$90,412	$192,065

	2014	2013
Promissory note dated December 31, 2012 with a principal balance of $89,618 (CDN $100,000) bearing interest at 12% per annum, due on September 30, 2014	89,618	100,000

Promissory note dated January 9, 2013 with a principal balance of $77,679 (CDN $86,677), bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	77,679	84,060

Promissory note dated January 9, 2013 with a principal balance of $24,768 (CDN $27,639), bearing interest at 12% per annum, secured by all the present and future assets of the Company; due on demand	24,768	26,803
	192,065	210,863
Less: current portion	(192,065)	(210,863)
	$–	$–

Schedule of promissory note settlements [Table Text Block]
Amount Settled			Units issued
		Accrued			Loss on
Date of Note	Principal	Interest	Number	FairValue	Settlement
Promissory notes payable
June 6, 2012	49,000	3,200	130,501	98,205	46,005
June 26, 2012	250,000	15,233	663,082	498,972	233,739
October 17, 2012	150,000	5,425	388,562	292,394	136,969
November 14, 2012	50,000	1,501	128,753	96,887	45,386
February 8, 2013	50,000	699	126,747	95,377	44,678
	549,000	26,058	1,437,645	1,081,835	506,777

Accounts payable	1,108,506	–	2,771,265	2,085,386	976,880

	$1,657,506	$26,058	4,208,910	$3,167,221	$1,483,657

Schedule of fair value of warrants assumption [Table Text Block]
Stock price	$0.61
Exercise price	$0.75
Expected volatility	81.57%
Risk–free discountrate	0.28%
Expected term	1.49years
Expected dividend yield	0.00%